Condensed Statements of Operations and Comprehensive (Loss) Income - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 784,345,000	$ 981,682,000			$ 2,305,284,000	$ 2,772,187,000	$ 3,785,063,000	$ 3,707,628,000	$ 2,416,927,000
Cost of revenues (exclusive of depreciation and amortization shown separately below)	625,363,000	809,243,000			1,881,979,000	2,323,341,000	3,163,443,000	3,108,651,000	1,892,694,000
Selling, general, and administrative expenses	11,855,000	38,042,000			133,480,000	134,786,000	175,373,000	152,493,000	135,441,000
Impairment of goodwill and indefinite-lived assets								1,232,000,000
(Recovery from) loss on Take 5					(7,700,000)			79,165,000
Depreciation and amortization	58,556,000	57,872,000			177,513,000	174,424,000	232,573,000	225,233,000	179,990,000
Total expenses	695,774,000	905,157,000			2,185,272,000	2,632,551,000	3,571,389,000	4,797,542,000	2,208,125,000
Operating income (loss)	88,571,000	76,525,000			120,012,000	139,636,000	213,674,000	(1,089,914,000)	208,802,000
Interest expense, net	48,243,000	57,762,000			151,558,000	178,471,000	232,077,000	229,643,000	179,566,000
Other income:
Income (loss) before income taxes	40,328,000	18,763,000			(31,546,000)	(38,835,000)	(18,403,000)	(1,319,557,000)	29,236,000
Provision for (benefit from) income taxes	3,623,000	(3,968,000)			(8,714,000)	(4,277,000)	1,353,000	(168,334,000)	(358,806,000)
Net (loss) income	36,705,000	22,731,000			(22,832,000)	(34,558,000)	(19,756,000)	(1,151,223,000)	388,042,000
Less: net income attributable to noncontrolling interest	756,000	142,000			331,000	649,000	1,416,000	6,109,000	1,637,000
Net income (loss)	35,949,000	22,589,000			(23,163,000)	(35,207,000)	(21,172,000)	(1,157,332,000)	386,405,000
Other comprehensive income (loss), net tax:
Foreign currency translation adjustments	5,970,000	(3,576,000)			(347,000)	(1,772,000)	5,497,000	(8,961,000)	7,793,000
Total comprehensive income (loss) attributable to stockholder of Advantage Solutions Inc	$ 41,919,000	$ 19,013,000			$ (23,510,000)	$ (36,979,000)	$ (15,675,000)	$ (1,166,293,000)	$ 394,198,000
Net income (loss) per common share:
Basic	$ 287,595	$ 180,713			$ (185,304)	$ (281,655)	$ (169,386)	$ (9,258,643)	$ 3,829,953
Diluted	$ 287,595	$ 180,713			$ (185,304)	$ (281,655)	$ (169,386)	$ (9,258,643)	$ 3,829,953
Weighted-average number of common shares:
Basic	125	125			125	125	125	125	101
Diluted	125	125			125	125	125	125	101
Predecessor Company
General and administrative expenses	$ 4,968,078	$ 138,090	$ 140,090	$ 279,580	$ 5,290,115
State franchise taxes	50,000	50,000	50,000	100,000	150,000
Operating income (loss)	(5,018,078)	(188,090)	(190,090)	(379,580)	(5,440,115)
Other income:
Interest income earned on cash equivalents and marketable securities held in Trust Account	34,433	1,697,230	1,697,230	3,579,393	1,705,394
Income (loss) before income taxes	(4,983,645)	1,509,140	1,507,140	3,199,813	(3,734,721)
Provision for (benefit from) income taxes	(3,269)	345,918	345,918	730,672	326,633
Net income (loss)	$ (4,980,376)	$ 1,163,222	$ 1,161,222	$ 2,469,141	$ (4,061,354)
Predecessor Company | Class A Common Stock
Other comprehensive income (loss), net tax:
Weighted average number of shares outstanding, basic and diluted	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000
Net income (loss) per common share:
Basic and diluted	$ (0.01)	$ 0.03	$ 0.03	$ 0.05	$ 0.01
Predecessor Company | Class B Common Stock
Other comprehensive income (loss), net tax:
Weighted average number of shares outstanding, basic and diluted	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000
Net income (loss) per common share:
Basic and diluted	$ (0.41)	$ 0.00	$ 0.00	$ 0.00	$ (0.41)